Other Financial Assets - Denarius Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 31, 2023 CAD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Apr. 05, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($) $ / Ounce
Disclosure of associates [line items]
Long-term debt		$ 519,462,000	$ 516,234,000			$ 18.0
Other financial assets		28,015,000	12,624,000
Change in fair value		13,804,000	1,112,000
Denarius
Disclosure of associates [line items]
Issuance of additional Denarius Debenture		102,000
Long-term debt				$ 5.1
Other financial assets		21,435,000	12,624,000				$ 9,756,000
Change in fair value		7,280,000	2,868,000
Convertible Debentures
Disclosure of associates [line items]
Long-term debt		$ 0	$ 0			$ 16.2	$ 13,913,000
Convertible Debentures | Denarius
Disclosure of associates [line items]
Issuance of additional Denarius Debenture	$ 5.0
Borrowings, conversion price | $ / shares	$ 0.45
Borrowings, interest rate								12.00%
Percentage exceeding amount								25.00%
Premium calculation divisible amount								$ 1,800
Long-term debt				$ 5.2	$ 5.1
Convertible Debentures | Denarius | Bottom of Range
Disclosure of associates [line items]
Exceeding amount | $ / Ounce								1,800
Convertible Debentures | Denarius | Top of Range
Disclosure of associates [line items]
Exceeding amount | $ / Ounce								4,000